FEDERATED MANAGED ALLOCATION PORTFOLIOS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                January 31, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust")
             Federated Conservative Allocation Fund
                   Select Shares
                   Institutional Shares
             Federated Moderate Allocation Fund
                   Select Shares
                   Institutional Shares
             Federated Growth Allocation Fund
                   Select Shares
                   Institutional Shares
             Federated Target ETF Fund 2015
                   Class A Shares
                   Class K Shares
                   Institutional Shares
             Federated Target ETF Fund 2025
                   Class A Shares
                   Class K Shares
                   Institutional Shares
             Federated Target ETF Fund 2035
                   Class A Shares
                   Class K Shares
                   Institutional Shares
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 26 on January 26, 2007.

If you have any questions  regarding  this  certification,  please contact me at
(412) 288-8239.

                                                   Very truly yours,


                                                   /s/ Todd P. Zerega
                                                   Todd P. Zerega
                                                   Assistant Secretary